Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 11,491	$ 9,506
Total long-term deferred tax asset	11,491	9,506
Valuation allowances	(1,758)	(1,285)
Total deferred tax assets	9,733	8,221
Deferred tax liabilities:
Fixed assets	(2,893)	(3,896)
Intangible assets	(18,209)	(15,797)
Other	(1,207)	(441)
Total long-term liability	(22,309)	(20,134)
Total deferred tax liabilities	(22,309)	(20,134)
Total net deferred tax liability	$ (12,576)	$ (11,913)